UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2024
Date of reporting period: January 31, 2024

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis New York Venture Fund
January 31, 2024
SEMI-ANNUAL REPORT
The Equity Specialists

DAVIS NEW YORK VENTURE FUND

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Directors has directed Davis Selected Advisers, L.P. (“Adviser”) to vote the Fund's portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Monthly Holdings
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund's Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. Lists of the Fund’s month-end and quarter-end holdings are also available at www.davisfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.

DAVIS NEW YORK VENTURE FUND
Shareholder Letter
Dear Fellow Shareholder,
As stewards of our customers’ savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.
In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at www.davisfunds.com or by calling 1-800-279-0279.
We are grateful for your trust and are well-positioned for the future.
Sincerely,

Christopher C. Davis	Danton G. Goei
President & Portfolio Manager	Portfolio Manager
March 1, 2024

DAVIS NEW YORK VENTURE FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis New York Venture Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended January 31, 2024 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 4.35%, versus a 6.43% return for the S&P 500®.
Index Overview
S&P 500®
•
Strongest performing sectors1
-
Communication Services (+12%), Information Technology (+12%), and Financials (+11%)
•
Weakest performing sectors
-
Utilities (-7%), Energy (-3%), and Materials (-3%)
Detractors2 from Performance
•
Financials - underperformed the Index sector (+6% vs +11%)
-
Ping An Insurance3 (-41%) - largest individual detractor
-
Julius Baer Group (-22%) and AIA Group (-21%)
•
Information Technology - underperformed the Index sector (+4% vs +12%) and underweight (average weighting 12% vs 28%)
-
Texas Instruments (-10%)
•
Consumer Discretionary - underperformed the Index sector (-1% vs +1%) and overweight (average weighting 12% vs 11%)
-
JD.com (-45%), Prosus (-18%), and Coupang (-23%)
•
Individual holdings
-
Darling Ingredients (-37%), IAC (-28%), and Teck Resources (-10%)
Contributors to Performance
•
Significantly overweight in stronger performing Financials sector - (average weighting 47% vs 13%)
-
Capital One Financial (+17%), Wells Fargo (+10%), Bank of New York Mellon (+24%), Berkshire Hathaway (+8%), Danske Bank (+14%), and JPMorgan Chase (+12%)
•
Communication Services - outperformed the Index sector (+14% vs +12%) and overweight (average weighting 13% vs 9%)
-
Meta Platforms (+22%) - largest individual contributor
•
No exposure in Energy, Utilities, or Real Estate and underweight in Consumer Staples (average weighting 1% vs 6%)
•
Individual holdings
-
Amazon.com (+16%), Viatris (+14%), and Intel (+21%)

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, China risk-generally, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small- capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended January 31, 2024, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, January 31, 2024, unless otherwise noted.
1 The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the Standard & Poor's 500® Index over 10 years for an investment made on January 31, 2014
Average Annual Total Return for periods ended January 31, 2024

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	17.15%	9.79%	9.23%	11.35%	02/17/69	0.92%	0.92%
Class A - with sales charge*	11.59%	8.74%	8.71%	11.26%	02/17/69	0.92%	0.92%
Class B †,**	12.17%	8.61%	8.51%	9.65%	12/01/94	2.32%	1.75%
Class C ††,**	15.22%	8.91%	8.55%	9.56%	12/20/94	1.74%	1.74%
Class R	16.87%	9.51%	8.93%	8.04%	08/20/03	1.17%	1.17%
Class Y	17.47%	10.07%	9.51%	8.87%	10/02/96	0.67%	0.67%
S&P 500® Index***	20.82%	14.29%	12.61%	10.39%
The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended December 31, 2023

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	23.82%	10.89%	8.18%
*Reflects 4.75% front-end sales charge.
†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.
**Includes any applicable contingent deferred sales charge.
††Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 02/17/69.

DAVIS NEW YORK VENTURE FUND
Fund Overview
January 31, 2024 (Unaudited)

Portfolio Composition (% of Fund’s 01/31/24 Net Assets)
Common Stock (U.S.)	80.03%
Common Stock (Foreign)	19.04%
Short-Term Investments	0.91%
Other Assets & Liabilities	0.02%
100.00%

Industry Weightings (% of 01/31/24 Stock Holdings)
	Fund	S&P 500®
Financial Services	21.02%	7.73%
Banks	20.42%	3.26%
Media & Entertainment	12.99%	7.90%
Information Technology	12.15%	29.51%
Consumer Discretionary Distribution & Retail	9.02%	5.68%
Health Care	7.20%	12.77%
Insurance	6.25%	2.15%
Materials	3.46%	2.28%
Capital Goods	2.80%	5.57%
Consumer Services	2.59%	2.14%
Transportation	1.37%	1.75%
Food, Beverage & Tobacco	0.73%	2.84%
Energy	–	3.81%
Utilities	–	2.23%
Equity REITs	–	2.23%
Other	–	8.15%
	100.00%	100.00%

Top 10 Long-Term Holdings (% of Fund’s 01/31/24 Net Assets)
Meta Platforms, Inc., Class A	Media & Entertainment	9.29%
Berkshire Hathaway Inc., Class A	Financial Services	8.51%
Wells Fargo & Co.	Banks	7.77%
Capital One Financial Corp.	Consumer Finance	6.87%
Amazon.com, Inc.	Consumer Discretionary Distribution & Retail	6.49%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	4.94%
Viatris Inc.	Pharmaceuticals, Biotechnology & Life Sciences	3.60%
U.S. Bancorp	Banks	3.49%
Bank of New York Mellon Corp.	Capital Markets	3.38%
JPMorgan Chase & Co.	Banks	3.34%

DAVIS NEW YORK VENTURE FUND
Expense Example (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended January 31, 2024.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (08/01/23)	Ending Account Value (01/31/24)	Expenses Paid During Period* (08/01/23-01/31/24)

Class A (annualized expense ratio 0.92%**)
Actual	$1,000.00	$1,043.45	$4.73
Hypothetical	$1,000.00	$1,020.51	$4.67
Class B (annualized expense ratio 1.75%**)
Actual	$1,000.00	$1,038.88	$8.97
Hypothetical	$1,000.00	$1,016.34	$8.87
Class C (annualized expense ratio 1.74%**)
Actual	$1,000.00	$1,039.30	$8.92
Hypothetical	$1,000.00	$1,016.39	$8.82
Class R (annualized expense ratio 1.17%**)
Actual	$1,000.00	$1,041.98	$6.01
Hypothetical	$1,000.00	$1,019.25	$5.94
Class Y (annualized expense ratio 0.67%**)
Actual	$1,000.00	$1,044.99	$3.44
Hypothetical	$1,000.00	$1,021.77	$3.40
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS NEW YORK VENTURE FUND
Schedule of Investments
January 31, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.07%)
COMMUNICATION SERVICES – (12.87%)
Media & Entertainment – (12.87%)
Alphabet Inc., Class A *	1,139,340	$159,621,534
ASAC II L.P. *(a)(b)(c)	4,156,451	4,374,665
IAC Inc. *	1,157,750	58,130,627
Liberty TripAdvisor Holdings, Inc., Series A *	137,416	120,926
Meta Platforms, Inc., Class A *	1,476,977	576,227,807
Total Communication Services		798,475,559
CONSUMER DISCRETIONARY – (11.50%)
Consumer Discretionary Distribution & Retail – (8.94%)
Amazon.com, Inc. *	2,591,930	402,267,536
Coupang, Inc., Class A (South Korea) *	2,714,587	38,004,218
JD.com, Inc., Class A, ADR (China)	1,052,239	23,727,990
Naspers Ltd. - N (South Africa)	62,809	10,534,571
Prosus N.V., Class N (Netherlands)	2,698,256	79,806,169
		554,340,484
Consumer Services – (2.56%)
MGM Resorts International *	3,662,960	158,862,575
Total Consumer Discretionary		713,203,059
CONSUMER STAPLES – (0.72%)
Food, Beverage & Tobacco – (0.72%)
Darling Ingredients Inc. *	1,036,029	44,860,056
Total Consumer Staples		44,860,056
FINANCIALS – (47.24%)
Banks – (20.22%)
Danske Bank A/S (Denmark)	7,320,557	196,567,620
DBS Group Holdings Ltd. (Singapore)	6,423,895	152,151,771
JPMorgan Chase & Co.	1,188,874	207,292,071
U.S. Bancorp	5,207,280	216,310,411
Wells Fargo & Co.	9,611,262	482,293,127
		1,254,615,000
Financial Services – (20.83%)
Capital Markets – (4.75%)
Bank of New York Mellon Corp.	3,777,707	209,511,630
Julius Baer Group Ltd. (Switzerland)	1,562,940	85,088,638
		294,600,268
Consumer Finance – (7.57%)
American Express Co.	214,911	43,141,234
Capital One Financial Corp.	3,151,353	426,441,088
		469,582,322
Financial Services – (8.51%)
Berkshire Hathaway Inc., Class A *	913	527,732,251
		1,291,914,841
Insurance – (6.19%)
Life & Health Insurance – (2.77%)
AIA Group Ltd. (Hong Kong)	9,171,790	71,928,992
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	23,747,300	99,822,751
		171,751,743
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (3.42%)
Chubb Ltd.	492,220	$120,593,900
Loews Corp.	403,199	29,377,079
Markel Group Inc. *	41,536	62,197,253
		212,168,232
		383,919,975
Total Financials		2,930,449,816
HEALTH CARE – (7.14%)
Health Care Equipment & Services – (3.54%)
Cigna Group	443,039	133,332,587
Humana Inc.	3,418	1,292,209
Quest Diagnostics Inc.	662,930	85,140,100
		219,764,896
Pharmaceuticals, Biotechnology & Life Sciences – (3.60%)
Viatris Inc.	18,943,330	222,962,994
Total Health Care		442,727,890
INDUSTRIALS – (4.13%)
Capital Goods – (2.77%)
AGCO Corp.	477,196	58,375,387
Orascom Construction PLC (United Arab Emirates)	1,446,001	4,328,021
Owens Corning	720,361	109,156,302
		171,859,710
Transportation – (1.36%)
DiDi Global Inc., Class A, ADS (China) *	24,056,988	84,199,458
Total Industrials		256,059,168
INFORMATION TECHNOLOGY – (12.04%)
Semiconductors & Semiconductor Equipment – (10.07%)
Applied Materials, Inc.	1,864,820	306,389,926
Intel Corp.	3,402,040	146,559,883
Texas Instruments Inc.	1,071,590	171,582,991
		624,532,800
Technology Hardware & Equipment – (1.97%)
Samsung Electronics Co., Ltd. (South Korea)	2,249,290	122,219,287
Total Information Technology		746,752,087
MATERIALS – (3.43%)
OCI N.V. (Netherlands)	1,912,574	54,630,735
Teck Resources Ltd., Class B (Canada)	3,947,622	157,944,356
Total Materials		212,575,091
TOTAL COMMON STOCK – (Identified cost $3,529,827,620)		6,145,102,726

DAVIS NEW YORK VENTURE FUND
Schedule of Investments - (Continued)
January 31, 2024 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.91%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (d)	$28,819,000	$28,819,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 02/01/24 (e)	27,695,000	27,695,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $56,514,000)		56,514,000
Total Investments – (99.98%) – (Identified cost $3,586,341,620)		6,201,616,726
Other Assets Less Liabilities – (0.02%)		1,162,633
Net Assets – (100.00%)		$6,202,779,359

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 01/31/24, repurchase value of $28,823,243 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 6.40%, 01/01/37-12/15/58, total market value $29,395,380).
(e)
Dated 01/31/24, repurchase value of $27,699,077 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/15/24-10/20/73, total market value
$28,248,900).

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Assets and Liabilities
At January 31, 2024 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$6,201,616,726
Cash	254
Receivables:
Capital stock sold	4,496,744
Dividends and interest	6,844,321
Investment securities sold	2,520,233
Prepaid expenses	224,756
Due from Adviser	2,034
Total assets	6,215,705,068

LIABILITIES:
Payables:
Capital stock redeemed	6,102,753
Investment securities purchased	1,253,607
Accrued custodian fees	667,000
Accrued distribution and service plan fees	934,291
Accrued investment advisory fees	3,066,296
Accrued transfer agent fees	871,798
Other accrued expenses	29,964
Total liabilities	12,925,709

NET ASSETS	$6,202,779,359

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$11,528,915

Additional paid-in capital	3,363,864,771

Distributable earnings	2,827,385,673
Net Assets	$6,202,779,359

*Including:
Cost of investments	$3,586,341,620

CLASS A SHARES:
Net assets	$4,432,794,109
Shares outstanding	165,885,567
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$26.72
Maximum offering price per share (100/95.25 of net asset value)†	$28.05

CLASS B SHARES:
Net assets	$3,344,857
Shares outstanding	164,924
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$20.28

CLASS C SHARES:
Net assets	$91,889,906
Shares outstanding	4,243,302
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$21.66

CLASS R SHARES:
Net assets	$57,005,533
Shares outstanding	2,128,561
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$26.78

CLASS Y SHARES:
Net assets	$1,617,744,954
Shares outstanding	58,155,944
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$27.82

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statement of Operations
For the six months ended January 31, 2024 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$48,547,846
Interest		992,385
Total income		49,540,231

Expenses:
Investment advisory fees (Note 3)	$16,304,214
Custodian fees	758,145
Transfer agent fees:
Class A	2,001,914
Class B	13,543
Class C	69,291
Class R	28,811
Class Y	588,839
Audit fees	58,995
Legal fees	31,802
Accounting fees (Note 3)	172,002
Reports to shareholders	163,250
Directors’ fees and expenses	194,054
Registration and filing fees	52,500
Miscellaneous	174,996
Distribution and service plan fees (Note 3):
Class A	4,918,450
Class B	17,779
Class C	465,926
Class R	130,875
Total expenses		26,145,386
Reimbursement/waiver of expenses by Adviser (Note 3):
Class B		(10,326)
Net expenses		26,135,060
Net investment income		23,405,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		363,159,243
Foreign currency transactions		(212,394)
Net realized gain		362,946,849
Net decrease in unrealized appreciation		(147,340,408)
Net realized and unrealized gain on investments and foreign currency transactions		215,606,441
Net increase in net assets resulting from operations		$239,011,612

*Net of foreign taxes withheld of		$853,417
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Statements of Changes in Net Assets

	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023

OPERATIONS:
Net investment income	$23,405,171	$86,883,111
Net realized gain from investments and foreign currency transactions	362,946,849	305,131,697
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(147,340,408)	843,056,572
Net increase in net assets resulting from operations	239,011,612	1,235,071,380

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(220,954,261)	(207,664,019)
Class B	(218,302)	(242,082)
Class C	(5,427,723)	(4,831,791)
Class R	(2,791,413)	(2,550,870)
Class Y	(80,022,087)	(80,665,358)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(106,186,156)	(392,318,298)
Class B	(812,846)	(2,273,240)
Class C	(7,551,332)	(23,986,130)
Class R	42,639	(6,294,614)
Class Y	(94,658,757)	(257,000,447)

Total increase (decrease) in net assets	(279,568,626)	257,244,531

NET ASSETS:
Beginning of period	6,482,347,985	6,225,103,454
End of period	$6,202,779,359	$6,482,347,985
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in four classes, Class A, Class C, Class R, and Class Y. Class B shares are no longer offered for new purchases. New Class B share account applications will be returned and any investments for existing Class B share accounts will be made in Class A shares of Davis Government Money Market Fund. Class A shares are sold with a front-end sales charge. Class C shares are sold and Class B shares were sold at net asset value and both may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class C shares automatically convert to Class A shares after 8 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation - The Fund's Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund's investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs*	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$794,100,894	$–	$4,374,665	$798,475,559
Consumer Discretionary	622,862,319	90,340,740	–	713,203,059
Consumer Staples	44,860,056	–	–	44,860,056
Financials	2,324,890,044	605,559,772	–	2,930,449,816
Health Care	442,727,890	–	–	442,727,890
Industrials	251,731,147	4,328,021	–	256,059,168
Information Technology	624,532,800	122,219,287	–	746,752,087
Materials	157,944,356	54,630,735	–	212,575,091
Short-Term Investments	–	56,514,000	–	56,514,000
Total Investments	$5,263,649,506	$933,592,555	$4,374,665	$6,201,616,726

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2024 was $167,089. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance at August 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2024
Investments in Securities:
Common Stock	$4,207,576	$–	$–	$167,089	$–	$–	$–	$4,374,665
Total Level 3	$4,207,576	$–	$–	$167,089	$–	$–	$–	$4,374,665
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at January 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$4,374,665	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$4,374,665
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended January 31, 2024, there were no forward currency contracts entered into by the Fund.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the USD equivalent of the amounts actually received or paid. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statement of Operations.
Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and concluded that as of January 31, 2024, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
At January 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$3,612,182,712

Unrealized appreciation	3,060,458,253
Unrealized depreciation	(471,024,239)
Net unrealized appreciation	$2,589,434,014
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
[collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include foreign currency transactions, wash sales, partnership income, corporate actions, passive foreign investment company shares, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended January 31, 2024 were $278,208,177 and $802,274,407, respectively.
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.
All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
Investment Advisory Fees and Reimbursement/Waivers of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2024 approximated 0.54% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class B shares, 1.75%; Class C shares, 1.75%; Class R shares, 1.25%; and Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through December 1, 2024. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund. During the six months ended January 31, 2024, such reimbursements for Class B shares amounted to $10,326.

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2024 amounted to $318,848. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2024 amounted to $172,002.
Distribution and Service Plan Fees - The Fund has adopted separate Distribution Plans (“12b-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12b-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12b-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12b-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R 12b-1 Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R 12b-1 Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2024 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution fees	$–	$13,611	$349,444	$65,438
Service fees	4,918,450	4,168	116,482	65,437
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class B shares are no longer offered for new purchases. Class B shares of the Fund are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.
Class C shares of the Fund are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2024 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of	CDSCs received by the Distributor from
Retained by Distributor	Re-allowed to investment dealers	Class C	Class B	Class C
$40,315	$218,949	$33,120	$543	$2,336

DAVIS NEW YORK VENTURE FUND
Notes to Financial Statements - (Continued)
January 31, 2024 (Unaudited)
NOTE 4 - CAPITAL STOCK
At January 31, 2024, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.325 billion shares are classified as Davis New York Venture Fund. Class B shares are no longer offered for new purchases. Transactions in capital stock were as follows:

		Six months ended January 31, 2024 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)

Shares:	Class A	1,755,774	8,372,264	(14,055,201)	(3,927,163)
	Class B	–	11,210	(51,812)	(40,602)
	Class C	189,935	260,464	(798,894)	(348,495)
	Class R	155,987	111,664	(262,667)	4,984
	Class Y	3,067,694	2,917,476	(9,549,745)	(3,564,575)
Value:	Class A	$45,236,607	$208,636,708	$(360,059,471)	$(106,186,156)
	Class B	–	212,321	(1,025,167)	(812,846)
	Class C	3,992,954	5,266,581	(16,810,867)	(7,551,332)
	Class R	3,976,966	2,790,487	(6,724,814)	42,639
	Class Y	81,997,126	75,679,310	(252,335,193)	(94,658,757)

		Year ended July 31, 2023
		Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	Class A	3,790,935	8,206,896	(29,075,306)	(17,077,475)
	Class B	–	12,554	(138,071)	(125,517)
	Class C	407,678	239,548	(1,908,880)	(1,261,654)
	Class R	197,172	106,794	(578,600)	(274,634)
	Class Y	6,694,862	2,991,909	(20,585,973)	(10,899,202)
Value:	Class A	$87,949,053	$195,921,231	$(676,188,582)	$(392,318,298)
	Class B	–	231,464	(2,504,704)	(2,273,240)
	Class C	7,838,567	4,705,765	(36,530,462)	(23,986,130)
	Class R	4,666,402	2,550,096	(13,511,112)	(6,294,614)
	Class Y	162,163,183	74,062,822	(493,226,452)	(257,000,447)
NOTE 5 - SECURITIES LOANED
The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2024, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $4,374,665 or 0.07% of the Fund’s net assets as of January 31, 2024.
Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of January 31, 2024

ASAC II L.P.	10/10/13	4,156,451	$1.0000	$1.0525

DAVIS NEW YORK VENTURE FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2024[e]	$27.01	$0.09	$0.99	$1.08
Year ended July 31, 2023	$23.08	$0.33	$4.81	$5.14
Year ended July 31, 2022	$33.16	$0.24	$(5.60)	$(5.36)
Year ended July 31, 2021	$27.04	$0.07	$10.68	$10.75
Year ended July 31, 2020	$28.16	$0.14	$(0.29)	$(0.15)
Year ended July 31, 2019	$32.59	$0.20	$(0.91)	$(0.71)
Davis New York Venture Fund Class B:
Six months ended January 31, 2024[e]	$20.83	$(0.01)	$0.73	$0.72
Year ended July 31, 2023	$18.00	$0.10	$3.73	$3.83
Year ended July 31, 2022	$27.00	$(0.01)	$(4.42)	$(4.43)
Year ended July 31, 2021	$22.69	$(0.17)	$8.93	$8.76
Year ended July 31, 2020	$23.84	$(0.09)	$(0.25)	$(0.34)
Year ended July 31, 2019	$28.30	$(0.08)	$(0.83)	$(0.91)
Davis New York Venture Fund Class C:
Six months ended January 31, 2024[e]	$22.15	$(0.01)	$0.79	$0.78
Year ended July 31, 2023	$19.08	$0.11	$3.96	$4.07
Year ended July 31, 2022	$28.33	$–[g]	$(4.67)	$(4.67)
Year ended July 31, 2021	$23.64	$(0.17)	$9.31	$9.14
Year ended July 31, 2020	$24.80	$(0.06)	$(0.26)	$(0.32)
Year ended July 31, 2019	$29.27	$(0.03)	$(0.86)	$(0.89)
Davis New York Venture Fund Class R:
Six months ended January 31, 2024[e]	$27.07	$0.06	$0.98	$1.04
Year ended July 31, 2023	$23.15	$0.27	$4.82	$5.09
Year ended July 31, 2022	$33.24	$0.18	$(5.61)	$(5.43)
Year ended July 31, 2021	$27.10	$(0.02)	$10.70	$10.68
Year ended July 31, 2020	$28.26	$0.07	$(0.30)	$(0.23)
Year ended July 31, 2019	$32.71	$0.12	$(0.91)	$(0.79)
Davis New York Venture Fund Class Y:
Six months ended January 31, 2024[e]	$28.06	$0.13	$1.03	$1.16
Year ended July 31, 2023	$23.94	$0.41	$5.00	$5.41
Year ended July 31, 2022	$34.23	$0.32	$(5.80)	$(5.48)
Year ended July 31, 2021	$27.83	$0.16	$10.99	$11.15
Year ended July 31, 2020	$28.93	$0.22	$(0.30)	$(0.08)
Year ended July 31, 2019	$33.39	$0.28	$(0.93)	$(0.65)

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.10)	$(1.27)	$–	$(1.37)	$26.72	4.35%	$4,433	0.92%[f]	0.92%[f]	0.72%[f]	5%
$(0.32)	$(0.89)	$–	$(1.21)	$27.01	23.04%	$4,587	0.92%	0.92%	1.43%	7%
$(0.21)	$(4.51)	$–	$(4.72)	$23.08	(17.77)%	$4,313	0.91%	0.91%	0.83%	17%
$(0.18)	$(4.45)	$–	$(4.63)	$33.16	40.63%	$5,977	0.89%	0.89%	0.22%	17%
$(0.28)	$(0.69)	$–	$(0.97)	$27.04	(0.79)%	$5,033	0.90%	0.90%	0.53%	11%
$(0.19)	$(3.53)	$–	$(3.72)	$28.16	(0.95)%	$5,965	0.89%	0.89%	0.70%	17%

$–	$(1.27)	$–	$(1.27)	$20.28	3.89%	$3	2.32%[f]	1.75%[f]	(0.11)%[f]	5%
$(0.11)	$(0.89)	$–	$(1.00)	$20.83	22.08%	$4	2.27%	1.75%	0.60%	7%
$(0.06)	$(4.51)	$–	$(4.57)	$18.00	(18.47)%	$6	2.06%	1.75%	(0.01)%	17%
$–	$(4.45)	$–	$(4.45)	$27.00	39.42%	$11	1.96%	1.75%	(0.64)%	17%
$(0.12)	$(0.69)	$–	$(0.81)	$22.69	(1.69)%	$13	1.99%	1.80%	(0.37)%	11%
$(0.02)	$(3.53)	$–	$(3.55)	$23.84	(1.90)%	$18	1.92%	1.92%	(0.33)%	17%

$–	$(1.27)	$–	$(1.27)	$21.66	3.93%	$92	1.74%[f]	1.74%[f]	(0.10)%[f]	5%
$(0.11)	$(0.89)	$–	$(1.00)	$22.15	22.03%	$102	1.75%	1.75%	0.60%	7%
$(0.07)	$(4.51)	$–	$(4.58)	$19.08	(18.45)%	$112	1.73%	1.73%	0.01%	17%
$–	$(4.45)	$–	$(4.45)	$28.33	39.49%	$186	1.71%	1.71%	(0.60)%	17%
$(0.15)	$(0.69)	$–	$(0.84)	$23.64	(1.57)%	$223	1.70%	1.70%	(0.27)%	11%
$(0.05)	$(3.53)	$–	$(3.58)	$24.80	(1.75)%	$407	1.68%	1.68%	(0.09)%	17%

$(0.06)	$(1.27)	$–	$(1.33)	$26.78	4.20%	$57	1.17%[f]	1.17%[f]	0.47%[f]	5%
$(0.28)	$(0.89)	$–	$(1.17)	$27.07	22.84%	$57	1.19%	1.19%	1.16%	7%
$(0.15)	$(4.51)	$–	$(4.66)	$23.15	(18.02)%	$56	1.12%	1.12%	0.62%	17%
$(0.09)	$(4.45)	$–	$(4.54)	$33.24	40.20%	$80	1.19%	1.19%	(0.08)%	17%
$(0.24)	$(0.69)	$–	$(0.93)	$27.10	(1.06)%	$78	1.18%	1.18%	0.25%	11%
$(0.13)	$(3.53)	$–	$(3.66)	$28.26	(1.24)%	$113	1.18%	1.18%	0.41%	17%

$(0.13)	$(1.27)	$–	$(1.40)	$27.82	4.50%	$1,618	0.67%[f]	0.67%[f]	0.97%[f]	5%
$(0.40)	$(0.89)	$–	$(1.29)	$28.06	23.36%	$1,732	0.67%	0.67%	1.68%	7%
$(0.30)	$(4.51)	$–	$(4.81)	$23.94	(17.59)%	$1,739	0.66%	0.66%	1.08%	17%
$(0.30)	$(4.45)	$–	$(4.75)	$34.23	40.98%	$2,507	0.64%	0.64%	0.47%	17%
$(0.33)	$(0.69)	$–	$(1.02)	$27.83	(0.55)%	$2,061	0.65%	0.65%	0.78%	11%
$(0.28)	$(3.53)	$–	$(3.81)	$28.93	(0.72)%	$2,455	0.64%	0.64%	0.95%	17%

e	Unaudited.
f	Annualized.
g	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND
Privacy Notice and Householding
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.

DAVIS NEW YORK VENTURE FUND
Tailored Shareholder Report
Beginning in July 2024, as required by regulations adopted by the SEC, the Fund will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.
There is no action needed on your part:
•
If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.
•
If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.
Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but will be available online, and if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

DAVIS NEW YORK VENTURE FUND
Directors and Officers
For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Group Inc. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider); Director, The Coca-Cola Company (beverage company).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Cannell & Spears (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS NEW YORK VENTURE FUND
Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197
Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

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DNYVF_SAR_2024

ITEM 2. CODE OF ETHICS

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 27, 2024

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: March 27, 2024